Organization and Business Description	12 Months Ended
Mar. 31, 2026
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Business Description

1. Organization and Business Description

Organization and Nature of Operations

TJGC Group Limited (formerly known as CTRL Group Limited) (the “Company” or “TJGC Group”) is a limited liability company established under the laws of the British Virgin Islands on May 13, 2022. Its registered office is located at Vistra Corporate Services Centre, Wickhams Cay II, Road Town, Tortola, VG1110, British Virgin Islands and its principal place of business is situated at Unit F, 12/F, Kaiser Estate Phase 1, 41 Man Yue Street, Hunghom, Kowloon, Hong Kong.

On October 31, 2025, the board of directors of the Company and holders of a majority of the issued and outstanding voting stock of the Company approved a change of the name of the Company from "CTRL Group Limited" to "TJGC Group Limited". The name change was approved by the Registrar of Corporate Affairs in the British Virgin Islands and became effective on November 11, 2025.

TJGC Group is a holding company with no business operations and its principal operating subsidiary is CTRL Media Limited (“CTRL Media”) which is principally engaged in one-stop game advertising.

As of March 31, 2026, the Company had the following wholly-owned subsidiaries:

Name	Place and date of incorporation	Ownership	Principal activity
CTRL Media Limited	Hong Kong June 6, 2014	100%	Principally engaged in one-stop game advertising
CTRL Games Limited (“CTRL Games”)	Hong Kong December 16, 2024	100%	Principally engaged in game publishing
CTRL Solutions Limited (“CTRL Solutions”)	Hong Kong December 16, 2024	100%	Principally engaged in advertising consulting
Tongjiang Group Limited (“Tongjiang Group”)	Hong Kong September 19, 2025	100%	Principally engaged in high-value-added consulting and international trade services
Horgos Gongchuang Huitong Technology Co., Ltd	PRC January 19, 2026	100%	Inactive*

*	- On July 3, 2026, Horgos Gongchuang Huitong passed a resolution to dissolve the company and commence its deregistration and liquidation procedures. The statutory public notice period for the liquidation commenced on July 3, 2026 and will end on August 17, 2026.

Initial Public Offering (“IPO”) and Ticker Symbol Change

On January 23, 2025, the Company closed its IPO of 2,000,000 ordinary shares, at the public offering price of US$4.00 per share. On January 25, 2025, R.F. Lafferty & Co., Inc., as the representative of the underwriters for the IPO, exercised its over-allotment option to purchase an additional 300,000 ordinary shares of the Company at the public offering price of US$4.00 per share. The closing for the sale of the over-allotment shares took place on January 27, 2025. The IPO and the exercise of the over-allotment option with net proceeds totaling HK$64,093,706 (US$8,238,371) from the offering after deducting underwriting discounts and offering expenses of HK$7,369,135 (US$947,202) from the gross proceeds totaling HK$71,462,841 (US$9,200,000).

The Ordinary Shares were approved for listing on the Nasdaq Capital Market and commenced trading under the ticker symbol “MCTR” on January 22, 2025. Effective at the opening of trading on Wednesday, December 10, 2025, the Company changed its trading symbol on the Nasdaq Stock Market to “TJGC”.